OTHER RECEIVABLES AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2018
Disclosure of other receivables [Abstract]
OTHER RECEIVABLES AND PREPAID EXPENSES
NOTE 8: -       OTHER RECEIVABLES AND PREPAID EXPENSES

	December 31,
	2018	2017

Government authorities	$122	$134
Grant receivables	190	-
Patent cost reimbursement	89	337
Accrued bank interests	114	62
Prepaid expenses	275	223
Restricted cash	47	47
Other	24	101

	$861	$904